Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), which requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Actual results could differ materially from those estimates. The Company believes significant judgment is involved in determining revenue recognition and in estimating stock-based compensation, accrued liabilities, and equity instrument valuations.

Unaudited Interim Financial Information

The accompanying interim consolidated financial statements are unaudited. The financial data and other information disclosed in these notes to the financial statements related to September 30, 2013 and the nine month periods ended September 30, 2013 and 2012, are also unaudited. These unaudited interim financial statements have been prepared in accordance U.S. GAAP (“GAAP”) and following the requirements of the United States Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position and its results of operations and comprehensive income (loss) and its cash flows for periods presented. The results for the three and nine months ended September 30, 2013, are not necessarily indicative of results to be expected for the year ending December 31, 2013, or for any other interim period or for any future year.

Reverse Stock Split

On September 30, 2013, the Company filed amended and restated certificates of incorporation under which the Company’s preferred stock and common stock was reverse split on a 1-for-79.5 basis. The accompanying financial statements and notes to the financial statements, other than with respect to the authorized number of shares, give retroactive effect to the reverse split for all periods presented.

Concentration of Credit Risk

Cash, cash equivalents, and marketable securities consist of financial instruments that potentially subject the Company to a concentration of credit risk to the extent of the fair value recorded in the balance sheet. The Company invests cash that is not required for immediate operating needs primarily in highly liquid instruments that bear minimal risk. The Company has established guidelines relating to the quality, diversification, and maturities of securities to enable the Company to manage its credit risk.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term marketable securities, accounts payable, accrued expenses, and convertible notes. Fair value estimates of these instruments are made at a specific point in time, based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amounts of cash and cash equivalents, and accrued liabilities are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and maximizes the use of unobservable inputs and is as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly.

Level 3—Inputs that are unobservable for the asset or liability.

The carrying amounts of financial instruments such as cash and cash equivalents, short-term marketable securities, accounts payable, convertible notes, and accrued expenses approximate the related fair values due to the short-term maturities of these instruments. Marketable securities consist of available-for-sale securities that are reported at fair value, with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of stockholders’ equity (deficit). The Company values cash equivalents and marketable securities using quoted market prices or alternative pricing sources and models utilizing observable market inputs and, as such, classifies cash equivalents and marketable securities within Level 1 or Level 2. As of December 31, 2012 and 2011, the Company had no assets or liabilities measured at fair value on a recurring basis within the Level 3 hierarchy. As of September 30, 2013, the Company also held a Level 3 liability associated with warrants, issued in connection with the Company’s equity offering, completed in September 2013. The warrants are considered a liability and are valued using an option-pricing model, the inputs for which include exercise price of the warrants, market price of the underlying common shares, expected term, volatility based on a group of the Company’s peers and the risk-free rate corresponding to the expected term of the warrants. Changes to any of the inputs can have a significant impact to the estimated fair value of the warrants.

Cash, Cash Equivalents, and Marketable Securities

The Company considers all highly liquid investments with a remaining maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing, and demand money market accounts. The Company invests excess cash in marketable securities with high credit ratings. These securities consist primarily of U.S. Treasury or agency obligations and corporate debt and are classified as “available-for-sale.” Management may liquidate any of these investments in order to meet the Company’s liquidity needs in the next year. Accordingly, any investments with contractual maturities greater than one year from the balance sheet date are classified as short-term in the balance sheet.

Realized gains and losses from the sale of marketable securities, if any, are calculated using the specific-identification method. Realized gains and losses and declines in value judged to be other-than-temporary are included in interest income or expense in the statements of operations. Unrealized holding gains and losses are reported in accumulated other comprehensive loss, in the balance sheet. To date, the Company has not recorded any impairment charges on its marketable securities related to other-than-temporary declines in market value. In determining whether a decline in market value is other-than-temporary, various factors are considered, including the cause, duration of time and severity of the impairment, any adverse changes in the investees’ financial condition, and the Company’s intent and ability to hold the security for a period of time sufficient to allow for an anticipated recovery in market value.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method, and the cost is amortized over the estimated useful lives of the respective assets, generally three to seven years. Leasehold improvements are amortized over the shorter of the useful lives or the non-cancelable term of the related lease. Maintenance and repair costs are charged as expense in the statements of operations and comprehensive loss as incurred.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss is recognized if the estimated undiscounted future cash flow expected to result from the use and eventual disposition of an asset is less than the carrying amount. While the Company’s current and historical operating losses and cash flows are indicators of impairment, the Company believes the future cash flows to be received support the carrying value of its long-lived assets. Accordingly, the Company has not recognized any impairment losses as of September 30, 2013, December 31, 2012 and 2011.

Deferred Rent

The Company records its costs under facility operating lease agreements as rent expense. Rent expense is recognized on a straight-line basis over the non-cancelable term of the operating lease. The difference between the actual amounts paid and amounts recorded as rent expense is recorded to deferred rent in the balance sheet.

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed and determinable, and (iv) collectability is reasonably assured. Payments received in advance of work performed are recorded as deferred revenue and recognized when earned. All revenue recognized to date under the collaboration agreements has been nonrefundable.

Contract revenue from two strategic partners accounted for 95% and 5%, respectively, of total contract revenue in 2011. In 2012, 100% of contract revenue was from one strategic partner. There was no contract revenue for the nine months ended September 30, 2013.

Multiple Element Arrangements

The Company evaluates revenue from agreements that have multiple elements to determine whether the components of the arrangement represent separate units of accounting. Management considers whether components of an arrangement represent separate units of accounting based upon whether certain criteria are met, including whether the delivered element has stand-alone value to the customer. To date, all of the Company’s collaboration agreements have been assessed to have one unit of accounting. Up-front and license fees received for a combined unit of accounting have been deferred and recognized ratably over the projected performance period. Non-refundable fees where the Company has no continuing performance obligations have been recognized as revenue when collection is reasonably assured and all other revenue recognition criteria have been met.

Milestones and Contingent Payments

Contingent consideration received from the achievement of a substantive milestone will be recognized in its entirety in the period in which the milestone is achieved. A milestone is defined as an event having all of the following characteristics: (i) there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved, (ii) the event can only be achieved based in whole or in part on either the company’s performance or a specific outcome resulting from the company’s performance and (iii) if achieved, the event would result in additional payments being due to the Company.

The Company’s future research and development and license agreements may provide for success fees or payments to be paid to the Company upon the achievement of certain development milestones. Given the challenges inherent in developing biologic products, there may be substantial uncertainty as to whether any such milestones would be achieved at the time the agreements are executed. In addition, the Company will evaluate whether the development milestones meet all of the conditions to be considered substantive. The conditions include: (1) the consideration is commensurate with either of the following: (a) the Company’s performance to achieve the milestone or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (2) the consideration relates solely to past performance; and (3) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. If the Company considers the development milestones to be substantive, revenue related to such future milestone payments will be recognized as the Company achieves each milestone. Research and Development Funding Internal and external research and development costs reimbursed in connection with research and development funding or collaboration agreements are recognized as revenue in the same period as the costs are incurred, and are presented on a gross basis because the Company acts as a principal, has the discretion to choose suppliers, bears credit risk, and performs part of the services.

Research and Development Expenses

Research and development expenses consist of costs incurred in identifying, developing, and testing product candidates. These expenses consist primarily of costs for research and development personnel, including related stock-based compensation; contract research organizations and other third parties that assist in managing, monitoring, and analyzing clinical trials; investigator and site fees; laboratory services; consultants; contract manufacturing services; non-clinical studies, including materials; and allocated expenses, such as depreciation of assets, and facilities and information technology that support research and development activities. Research and development costs are expensed as incurred, including expenses that may or may not be reimbursed under research and development funding arrangements. Research and development expenses under collaboration agreements approximate the revenue recognized under such agreements.

The expenses related to clinical trials are based upon estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and clinical research organizations that conduct and manage clinical trials on behalf of the Company. Expenses related to clinical trials are accrued based upon the level of activity incurred under each contract as indicated by such factors as progress made against specified milestones or targets in each period, patient enrollment levels, and other trial activities. Payments made to third parties under these clinical trial arrangements in advance of the receipt of the related services are recorded as prepaid assets, depending on the terms of the agreement, until the services are rendered.

Stock-Based Compensation

Employee and director stock-based compensation is measured at the grant date, based on the fair-value-based measurements of the stock awards, and the portion that is ultimately expected to vest is recognized as an expense over the related vesting periods, net of estimated forfeitures. The Company calculates the fair-value-based measurements of options using the Black-Scholes valuation model and the single-option approach and recognizes expense using the straight-line attribution method.

Equity awards granted to non-employees have been accounted for using the Black-Scholes valuation model to determine the fair value-based measurements of such instruments. The fair value-based measurements of options and warrants granted to non-employees are re-measured over the related vesting period and amortized to expense as earned.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that all or part of a deferred tax asset will not be realized.

The Company follows the accounting guidance for uncertainty in income taxes. The guidance prescribes a recognition threshold and measurement attribute criteria for the financial recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination based on the technical merits of the position. Due to the Company’s ongoing operating losses since inception, the Company has not recorded reserves for uncertain tax positions as of December 31, 2012 and 2011.

The Company recognizes the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The Company records interest related to income taxes, if any, as interest, and any penalties would be recorded as other expense in the statements of operations and comprehensive loss. There was no interest or penalties related to income taxes recorded during the years ended December 31, 2012 and 2011.

Comprehensive Loss

Comprehensive loss includes net loss and net unrealized gains and losses on marketable securities, which are presented in a single continuous statement. Comprehensive loss is disclosed in the statements of convertible preferred stock and stockholders’ deficit, and is stated net of related tax effects, if any.

Net Loss Per Common Share

Net Income (Loss) Per Common Share

Basic net income (loss) per share of common stock is based on the weighted average number of shares of common stock outstanding equivalents during the period. Prior to the 2013 financing, in addition to common stock, the Company had preferred stock outstanding that contractually entitled the holder to participate in dividends and earnings of the Company. Accordingly, the Company applied the two-class method for calculating net income (loss) per share. Under this method, all undistributed earnings are allocated first to the preferred stockholders based on their contractual right to dividends. This right is calculated on a pro rated basis for the portion of the period the preferred shares were outstanding. In addition, in connection with the 2013 financing, during the nine months ended September 30, 2013, the Company extinguished all outstanding preferred stock. The excess of the carrying amount of such preferred stock over the fair value of the consideration paid to the holders was treated as an adjustment that reduced preferred stockholders’ dividend or distribution entitlement. The amount of earnings that resulted from adjusting net loss for the period as described above was allocated between weighted average number of participating preferred and common stock shares based on their entitlement to such distributions as if all of the earnings of the period had been distributed.

Diluted net loss per share of common stock is calculated using the more dilutive of the two approaches: one, “as-converted” method, under which the weighted average number of common stock shares outstanding during the period is adjusted to include the assumed conversion of redeemable convertible preferred stock at the beginning of the period, and the other, the “two-class” method as described above. Under either approach, the weighted average number of shares outstanding is also adjusted to include the assumed exercises of stock options and warrants, if dilutive. For periods in which the Company has basic net loss per share of common stock, such as for the years ended December 31, 2012 and 2011, and nine months ended September 30, 2012, diluted net loss per share is the same as basic, as any adjustments would have been anti-dilutive. For nine months ended September 30, 2013, the Company’s diluted net loss per common share was calculated using the “as-converted” method, as it resulted in a net loss per share of common stock and accordingly, was more dilutive than the “two-class” method.

In all periods presented, the Company’s outstanding stock options and warrants were excluded from the calculation of earnings (loss) per share because the effect would be antidilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2011	2013	2012
			unaudited
Basic:
Numerator:
Net loss	$(11,255)	$(4,497)	$(6,159)	$(8,465)
Accretion to redemption value of redeemable convertible preferred stock	(12,644)	(12,609)	(9,289)	(9,465)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	—	—	313,933	—
Amounts allocated to participating redeemable convertible preferred stock	—	—	(282,006)	—
Net (loss) income allocated to common stock—basic	$(23,899)	$(17,106)	$16,478	$(17,930)

Denominator:

Weighted average number of common stock shares outstanding	5,788	5,773	38,027	5,787

Net (loss) income per share—basic:	$(4,128.71)	$(2,963.11)	$433.33	$(3,098.31)

Diluted:
Numerator:
Net (loss) income allocated to common stock	$(23,899)	$(17,106)	$16,478	$(17,930)
Adjustments from assumed conversion of redeemable convertible preferred stock	—	—	(22,637)	—
Net loss allocated to common stock—diluted	$(23,899)	$(17,106)	$(6,159)	$(17,930)

Denominator:

Weighted average number of common stock shares outstanding	5,788	5,773	38,027	5,787
Weighted average number of preferred stock shares outstanding	—	—	650,798	—

Total common stock shares equivalents	5,788	5,773	688,825	5,787

Net loss per share—diluted:	$(4,128.71)	$(2,963.11)	$(8.94)	$(3,098.31)

The following table shows the total outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share (in thousands):

	Year ended December 31,		Nine Months Ended September 30,
			(unaudited)
	2012	2011	2013	2012

Redeemable convertible preferred stock	661	661	—	661
Common stock options	104	122	90	107
Warrants for common stock	28	30	1,543	—

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (the FASB) issued Accounting Standards Update (ASU) No. 2011-05, Presentation of Comprehensive Income. This ASU gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective on a retrospective basis in the Company’s financial statements for the year ending December 31, 2012. The Company adopted this pronouncement and elected to present a single continuous statement of comprehensive income. The retrospective application had only a presentation impact on the Company’s financial statements for the twelve months ended December 31, 2012.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands the existing disclosure requirements for fair value measurements in Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards, which could change how fair value measurement guidance in ASC 820 is applied. This guidance was effective on a prospective basis for the Company on January 1, 2012. The prospective application had only a disclosure impact on the Company’s financial statements for the year ended December 31, 2012.